Note 7 - Government Assistance	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of government grants [text block]
7.	Government assistance:

		Thirteen- months ended	Month ended	Twelve- months ended
	March 31, 2018	March 31, 2017	March 31, 2017	February 28, 2017	February 29, 2016
			(Unaudited)	(Unaudited)
	$	$	$	$	$
Investment tax credit	409	103	8	95	169
Government grant	-	227	37	190	180
Total government assistance	409	330	45	285	349

Government assistance is comprised of a government grant from the federal government and research and development investment tax credits receivable from the provincial government which relate to qualifiable research and development expenditures under the applicable tax laws. The amounts recorded as receivables are subject to a government tax audit and the final amounts received may
differ from those recorded.

Unrecognized federal tax credits
may
be used to reduce future income tax and expire as follows:

$
2029	11
2030	30
2031	45
2032	431
2033	441
2034	436
2035	519
2036	286
2037	315
2038	345
2,859